SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations and Principle of Consolidation
Nature of Operations and Principle of Consolidation:   The consolidated financial statements of Oconee Federal Financial Corp. include the accounts of its wholly owned subsidiary Oconee Federal Savings and Loan Association (the “Association”) (referred to herein as “the Company,” “we,” “us,” or “our”) and have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions are eliminated during consolidation. The Company is majority owned (70.80%) by Oconee Federal, MHC. These consolidated financial statements do not include the transactions and balances of Oconee Federal, MHC. The Association is a federally chartered stock savings and loan association engaged in the business of accepting savings and demand deposits and providing mortgage, consumer and commercial loans. On December 1, 2014, the Company completed its acquisition of Stephens Federal Bank. The consolidated financial statements include the results of operations of Stephens Federal Bank since the acquisition date. Primarily, the Association’s business is limited to the Oconee County area of northwestern South Carolina and the northeast area of Georgia in Stephens County and Rabun County. The following is a description of the significant accounting policies the Company follows in preparing and presenting its consolidated financial statements.

Use of Estimates
Use of Estimates:   To prepare financial statements in conformity with GAAP, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the consolidated financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, real estate owned, carrying value of deferred tax assets and fair value of financial instruments are particularly subject to change.

Cash Flows	Cash Flows: Cash and cash equivalents include cash on hand, federal funds sold, overnight interest-bearing deposits and amounts due from other depository institutions.
Restrictions on Cash	Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank is required to meet regulatory reserve and clearing requirements. These balances do not earn interest.
Interest-Bearing Deposits in Other Financial Institutions	Interest-Bearing Deposits in Other Financial Institutions: Interest-bearing deposits in other financial institutions mature within one year and are carried at cost.
Securities
Securities:   Securities are classified as available-for-sale when they might be sold before maturity. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.
Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.
Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation.

Loans Held for Sale
Loans Held for Sale:   Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or fair value, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings. Loans held for sale, for which the fair value option has been elected, are recorded at fair value as of each balance sheet date. The fair value includes the servicing value of the loans as well as any accrued interest.
Mortgage loans held for sale are generally sold with servicing rights retained. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans
Loans:   Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Management defers any material loan fees net of certain direct costs and amortizes these deferred fees or costs into interest income using the level yield method over the contractual lives of the loans without anticipating prepayments.
Interest income on loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.
Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to nonaccrual status in accordance with the Company’s policy, typically after 90 days of non-payment.

Allowance for Loan Losses
Allowance for Loan Losses:   The allowance for loan losses is a valuation allowance for probable incurred credit losses. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.
The allowance consists of specific and general components. The specific component consists of the amount of impairment related to loans that have been evaluated on an individual basis, and the general component consists of the amount of impairment related to loans that have been evaluated on a collective basis. Loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts when due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (“TDRs”).
Management utilizes an internal loan grading system and assigns each loan a grade of pass, special mention, substandard, and doubtful, which are more fully explained in Note 5. Any nonresidential or residential non-owner occupied loans that meet certain size requirements and performance characteristics are individually evaluated for impairment. In addition, all nonperforming and any associated loans of the same borrower and loans approved for foreclosure are individually evaluated for impairment regardless of size. The amount of impairment, if any, is measured by a comparison of the loan’s carrying value to the net present value of future cash flows using the loan’s effective rate at inception or at the fair value of collateral if repayment is expected to come solely from the collateral. All loans graded pass, special mention, substandard and doubtful not specifically evaluated for impairment are collectively evaluated for impairment by portfolio segment. To develop and document a systematic methodology for determining the portion of the allowance for loan losses for loans evaluated collectively, the Company has divided the loan portfolio into six portfolio segments, each with different risk characteristics and methodologies for assessing risk. Those portfolio segments are discussed below:
One-to-four family:   One-to-four family residential loans consist primarily of loans secured by first or second deeds of trust on primary residences, and are originated as adjustable-rate or fixed-rate loans for the construction, purchase or refinancing of a mortgage. These loans are collateralized by owner-occupied properties located in the Company’s market area. The Company currently originates residential mortgage loans for our portfolio with loan-to-value ratios of up to 80% for traditional owner-occupied homes.
For traditional homes, the Company may originate loans with loan-to-value ratios in excess of 80% if the borrower obtains mortgage insurance or provides readily marketable collateral. The Company may make exceptions for special loan programs that we offer. For example, the Company currently offers mortgages of up to $95 with loan-to-value ratios of up to 95% to low- to moderate-income borrowers solely for the purchase of their primary residence. The Company also originates residential mortgage loans for non-owner-occupied homes with loan-to-value ratios of up to 80%.
The Company has historically originated residential mortgage loans with loan-to-value ratios of up to 75% for manufactured or modular homes. The Company no longer offers residential mortgage loans for manufactured or modular homes as of December 1, 2014. However, renewals of existing performing credits that meet the Company’s underwriting requirements will be considered. The Company requires lower loan-to-value ratios for manufactured and modular homes because such homes tend to depreciate over time. Manufactured or modular homes must be permanently affixed to a lot to make them more difficult to move without the Company’s permission. Such homes must be “de-titled” by the State of South Carolina or Georgia so that they are taxed and must be transferred as residential homes rather than vehicles. The Company also obtains a mortgage on the real estate to which such homes are affixed. Loans for manufactured or modular homes represent less than 2% of our portfolio of one-to-four family loans.
Multi-family:   Multi-family real estate loans generally have a maximum term of 5 years with a 30 year amortization period and a final balloon payment and are secured by properties containing five or more units in the Company’s market area. These loans are generally made in amounts of up to 75% of the lesser of the appraised value or the purchase price of the property with an appropriate projected debt service coverage ratio. The Company’s underwriting analysis includes considering the borrower’s expertise and requires verification of the borrower’s credit history, income and financial statements, banking relationships, independent appraisals, references and income projections for the property. The Company generally obtains personal guarantees on these loans.
Multi-family real estate loans generally present a higher level of risk than loans secured by one-to-four family residences. This greater risk is due to several factors, including the concentration of principal in a limited number of loans and borrowers, the effects of general economic conditions on income-producing properties and the increased difficulty of evaluating and monitoring these types of loans. Furthermore, the repayment of loans secured by multi-family residential real estate is typically dependent upon the successful operation of the related real estate project.
Home Equity:   The Company offers home equity loans and lines of credit secured by first or second deeds of trust on primary residences in our market area. The Company’s home equity loans and lines of credit are limited to an 80% loan-to-value ratio (including all prior liens). Standard residential mortgage underwriting requirements are used to evaluate these loans. The Company offers adjustable-rate and fixed-rate options for these loans with a maximum term of 10 years. The repayment terms on lines of credit are interest only monthly with principle due at maturity. Home equity loans have a more traditional repayment structure with principal and interest due monthly. The maximum term on home equity loans is 10 years with an amortization schedule not exceed 20 years.

Nonresidential Real Estate:   Nonresidential loans include those secured by real estate mortgages on churches, owner-occupied and non-owner-occupied commercial buildings of various types, retail and office buildings, hotels, and other business and industrial properties. The nonresidential real estate loans that the Company originates generally have terms of 5 to 20 years with amortization periods up to 20 years. The maximum loan-to-value ratio of our nonresidential real estate loans is generally 75%.

Loans secured by nonresidential real estate generally are larger than one-to-four family residential loans and involve greater credit risk. Nonresidential real estate loans often involve large loan balances to single borrowers or groups of related borrowers. Repayment of these loans depends to a large degree on the results of operations and management of the properties securing the loans or the businesses conducted on such property, and may be affected to a greater extent by adverse conditions in the real estate market or the economy in general, including the current adverse conditions. In addition, because a church’s financial stability often depends on donations from congregation members, some of whom may not reside in our market area, rather than income from business operations, repayment may be affected by economic conditions that affect individuals located both in our market area and in other market areas with which we are not as familiar. In addition, due to the unique nature of church buildings and properties, the real estate securing church loans may be less marketable than other nonresidential real estate.
The Company considers a number of factors in originating nonresidential real estate loans. The Company evaluates the qualifications and financial condition of the borrower, including credit history, cash flows, the applicable business plan, the financial resources of the borrower, the borrower’s experience in owning or managing similar property and the borrower’s payment history with the Company and other financial institutions. In evaluating the property securing the loan, the factors the Company considers include the net operating income of the mortgaged property before debt service and depreciation, the ratio of the loan amount to the appraised value of the mortgaged property and the debt service coverage ratio (the ratio of net operating income to debt service). For church loans, the Company also considers the length of time the church has been in existence, the size and financial strength of the denomination with which it is affiliated, attendance figures and growth projections and current and pro forma operating budgets. The collateral underlying all nonresidential real estate loans is appraised by outside independent appraisers approved by our board of directors. Personal guarantees may be obtained from the principals of nonresidential real estate borrowers, and in the case of church loans, guarantees from the applicable denomination may be obtained.
Agricultural:   As a result of the Stephens Federal acquisition, the Company acquired agricultural real estate loans. These loans are secured by farmland and related improvements in the Company’s market area. These loans generally have amortization terms of 5 to 20 years with amortization periods up to 20 years. The maximum loan-to-value ratio of these loans is generally 75%. The Company is managing a small number of these loans in our portfolio. We continue to closely monitor our existing relationships.
Loans secured by agricultural real estate generally are larger than one-to-four family residential loans and involve greater credit risk. Agricultural real estate loans often involve large loan balances to single borrowers or groups of related borrowers. Repayment of these loans depends to a large degree on the results of operations and management of the properties securing the loans or the businesses conducted on such property, and may be affected to a greater extent by adverse conditions in the real estate market or the economy in general, including the current adverse conditions.

Construction and Land:   The Company makes construction loans to individuals for the construction of their primary residences and to commercial businesses for their real estate needs. These loans generally have maximum terms of twelve months, and upon completion of construction convert to conventional amortizing mortgage loans. Residential construction loans have rates and terms comparable to one-to-four family residential mortgage loans that the Company originates. Commercial construction loans have rate and terms comparable to commercial loans that we originate. During the construction phase, the borrower generally pays interest only. The maximum loan-to-value ratio of our owner-occupied construction loans is 80%. Residential construction loans are generally underwritten pursuant to the same guidelines used for originating permanent residential mortgage loans. Commercial construction loans are generally underwritten pursuant to the same guidelines used for originating commercial loans.

The Company also makes interim construction loans for nonresidential properties. In addition, the Company occasionally makes loans for the construction of homes “on speculation,” but the Company generally permits a borrower to have only one such loan at a time. These loans generally have a maximum term of eight months, and upon completion of construction convert to conventional amortizing nonresidential real estate loans. These construction loans have rates and terms comparable to permanent loans secured by property of the type being constructed that we originate. The maximum loan-to-value ratio of these construction loans is 80%.
The Company makes loans secured by land to complement our construction and nonresidential lending activities. These loans have terms of up to 10 years, and maximum loan-to-value ratios of 75% for improved lots and 65% for unimproved land.
To the extent the Company’s construction loans are not made to owner-occupants of single-family homes, they are more vulnerable to changes in economic conditions and the concentration of credit with a limited number of borrowers. Further, the nature of these loans is such that they are more difficult to evaluate and monitor. The Company’s risk of loss on a construction or land loan is dependent largely upon the accuracy of the initial estimate of the property’s value upon completion of the project and the estimated cost (including interest) of the project. If the estimate of value proves to be inaccurate, the Company may be confronted, at or prior to the maturity of the loan, with a project with a value which is insufficient to assure full repayment and/or the possibility of having to make substantial investments to complete and sell the project. Because defaults in repayment may not occur during the construction period, it may be difficult to identify problem loans at an early stage.
Commercial and Industrial Loans:   As a result of the Stephens Federal acquisition, the Company acquired commercial and industrial loans. These loans are offered to businesses and professionals in the Company’s market area. These loans generally have short and medium terms on both a collateralized and uncollateralized basis. The structure of these loans are largely determined by the loan purpose and collateral. Sources of collateral can include a lien on furniture, fixtures, equipment, inventory, receivables and other assets of the company. A UCC-1 is typically filed to perfect our lien on these assets.
Commercial and industrial loans and leases typically are underwritten on the basis of the borrower’s or lessee’s ability to make repayment from the cash flow of its business and generally are collateralized by business assets. As a result, such loans and leases involve additional complexities, variables and risks and require more thorough underwriting and servicing than other types of loans and leases.
Consumer and Other Loans:   The Company offers installment loans for various consumer purposes, including the purchase of automobiles, boats, and for other legitimate personal purposes. The maximum terms of consumer loans is 18 months for unsecured loans and 18-60 months for loans secured by a vehicle, depending on the age of the vehicle. The Company generally only extends consumer loans to existing customers or their immediate family members, and these loans generally have relatively low balances.
Consumer loans may entail greater credit risk than residential mortgage loans, particularly in the case of consumer loans that are unsecured or are secured by rapidly depreciable assets, such as automobiles. In addition, consumer loan collections are dependent on the borrower’s continuing financial stability, and thus are more likely to be affected by adverse personal circumstances. Furthermore, the application of various federal and state laws, including bankruptcy and insolvency laws, may limit the amount which can be recovered on such loans.

Concentration of Credit Risk and Other
Concentration of Credit Risk and Other:   The Company’s business activity is principally with customers located in the northwest portion of South Carolina and northeast Georgia. The Company requires its customers to provide collateral, generally in the form of title to real estate, for substantially all loans. Certain consumer loans are made to customers without requiring collateral. Except for loans in the Company’s market area, the Company has no other significant concentrations of credit risk.
The Company places its cash and cash equivalents on deposit with financial institutions in the United States. The Federal Deposit Insurance Corporation (“FDIC”) provides deposit insurance for up to $250,000 for substantially all depository accounts. The Company from time to time may have amounts on deposit in excess of the insured limits, and management believes the risk of loss is not significant.

Purchased Credit Impaired Loans
Purchased Credit Impaired Loans:   The Company has purchased individual loans, some of which have shown evidence of credit deterioration since origination. These purchased credit impaired loans ("PCI") are recorded at the amount paid, such that there is no carryover of the seller’s allowance for loan losses. After acquisition, losses are recognized by an increase in the allowance for loan losses. Purchased credit impaired loans are accounted for individually. The Company estimates the amount and timing of expected cash flows for each loan, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loans’ contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).
Future expected cash flows are re-estimated periodically over the life of each purchased credit impaired loan. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected cash flows is greater than the carrying amount, it is recognized as part of future interest income.

Purchased Performing Loans
Purchased Performing Loans: The Company accounts for purchased performing loans at acquisition at fair value, which includes a credit discount. The resulting fair value (premium/discount) is amortized/accreted on a level yield basis over the estimated lives of the loans. There is no allowance for loan losses established for purchased performing loans at acquisition; however, a provision for loan losses is recorded for any further deterioration in these loans subsequent to the acquisition.

Loan servicing rights
Loan servicing rights:   When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.
Under the fair value measurement method, the Company measures servicing rights at fair value at each reporting date and reports changes in fair value of servicing assets in earnings in the period in which the changes occur, and are included with mortgage banking income on the Consolidated Statements of Income and Comprehensive Income. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds and default rates and losses.

Business Combinations
Business Combinations:   The Company accounts for business combinations using the acquisition method, which requires that all assets acquired and liabilities assumed, including identified intangible assets and liabilities be recorded at their estimated fair values. The estimated fair values are subject to refinement for up to one year after the closing date of the acquisition as additional information regarding closing date fair value becomes available. During this one year period, the causes of any changes in cash flow estimates are considered to determine whether the change results from circumstances that existed at the acquisition date or if the change results from an event that occurred after the date of acquisition.

Goodwill and Core Deposit Intangible
Goodwill and Core Deposit Intangible:   Goodwill is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill acquired in a purchase business combination is not amortized, but tested for impairment at least annually or more frequently if events and circumstances exists that indicate that a goodwill impairment test should be performed. Goodwill impairment testing is performed in April of each year.
Core deposit intangibles represent the estimated value of long-term deposit core deposit relationships acquired in a business combination. This value is amortized over the weighted-average estimated useful lives of deposit accounts using a method that we believe reasonably approximates the anticipated benefit stream from this intangible. The estimated useful lives are periodically reviewed for reasonableness. The core deposit intangible acquired will be amortized over 15 years using the original projections of future benefit stream of cash flows, adjusted periodically, if needed for potential impairment of the remaining unamortized balance of the core deposit intangible. The fair value of the core deposit intangible at December 1, 2014 was $959. Amortization expense of  $85 was recognized for the year ended June 30, 2015.

Derivative Instruments and Hedging
Derivative Instruments and Hedging:   The Company recognizes all derivatives as either assets or liabilities on the balance sheet, and measures those instruments at fair value. Changes in the fair value of those derivatives are reported in current earnings or other comprehensive income depending on the purpose for which the derivative is held and whether the derivative qualifies for hedge accounting. Loan commitments related to the origination or acquisition of mortgage loans that will be held for sale must be accounted for as derivative instruments. The Company enters into commitments to originate loans whereby the interest rate on the loan is determined prior to funding (rate lock commitments). The Company also enters into forward sales commitments for the mortgage loans underlying the rate lock commitments. The fair values of these two derivative financial instruments are collectively insignificant to the consolidated financial statements.

Premises and equipment
Premises and equipment:   Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 5 to 39 years. Furniture, fixtures and equipment are depreciated using the straight-line method, with useful lives ranging from 5 to 7 years. Maintenance and repairs are charged to operations in the year incurred. Gains and losses on dispositions are included in current year operations.
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. If the sum of the expected cash flows is less than the stated amount of the asset, an impairment loss is recognized.

Real Estate Owned
Real Estate Owned:   Real estate acquired through loan foreclosure is initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, real estate owned is recorded at the lower of carrying amount or fair value less estimated costs to sell. Any initial losses at the time of foreclosure are charged against the allowance for loan losses with any subsequent losses or write-downs included in the consolidated statements of income and comprehensive income as a component of noninterest expenses.
Fair values are based primarily on independent appraisals. Recovery of estimated fair value is dependent to a great extent on economic, operating, and other conditions that may be beyond the Company’s control. Accordingly, these estimates are particularly susceptible to changes that could result in material adjustments in the near term.

Restricted Equity Securities
Restricted Equity Securities:   Restricted equity securities consist of Federal Home Loan Bank of Atlanta (“FHLB”) stock. The Company is a member of the FHLB system. Members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. Based on the redemptive provisions of the FHLB, FHLB stock is carried at cost, as a restricted security, and is periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Income taxes
Income taxes:   The provision for income taxes is based on amounts reported in the consolidated statements of income and comprehensive income (after exclusion of non-taxable income such as interest on state and municipal securities) and includes changes in deferred taxes. Deferred taxes are computed using the asset and liability approach. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets or liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.
The Company follows guidance issued by the Financial Accounting Standards Board (“FASB”) with respect to accounting for uncertainty in income taxes. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.
The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Comprehensive Income
Comprehensive Income:   Comprehensive income consists of net income and other comprehensive income. Other comprehensive income consists solely of unrealized gains and losses on securities available-for-sale.

Loss Contingencies
Loss Contingencies:   Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the consolidated financial statements.

Loan Commitments and Related Financial Instruments
Loan Commitments and Related Financial Instruments:   Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Fair Value of Financial Instruments
Fair Value of Financial Instruments:   Fair values of financial instruments are estimated using relevant market information. Changes in market conditions could significantly affect the estimates. For financial instruments where there is little or no relevant market information due to limited or no market activity, the Company estimates the fair value of these instruments through the use of a discounted present value of estimated cash flows technique, which includes the Company’s own assumptions as to the amounts and timing of cash flows, adjusted for risk factors related to nonperformance and liquidity. The Company’s assumptions are based on an exit price strategy and take into consideration the assumptions that a willing market participant would use about nonperformance and liquidity risk.

Employee Stock Ownership Plan
Employee Stock Ownership Plan:   The cost of shares issued to the ESOP, but not yet allocated to participants, is shown as a reduction of shareholders’ equity. Compensation expense is based on the market price of shares as they are committed to be released to participant accounts. Dividends, when paid, on allocated ESOP shares reduce retained earnings. Dividends, when paid, on unearned ESOP shares reduce debt and accrued interest.

Retirement Plans
Retirement Plans:   Profit sharing plan expense is the amount of the Company’s contribution to participants of the plan. Deferred compensation and supplemental retirement plan expense allocates the benefits over years of service.

Bank Owned Life Insurance
Bank Owned Life Insurance:   The Company has purchased life insurance policies on certain directors. Accounting guidance requires bank owned life insurance to be recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Earnings Per Share
Earnings Per Share: Basic EPS is based on the weighted average number of common shares outstanding and is adjusted for ESOP shares not yet committed to be released. Unvested restricted stock awards, which contain rights to non-forfeitable dividends, are considered participating securities and the two-class method of computing basic and diluted EPS is applied. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as outstanding stock options, were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Diluted EPS is calculated by adjusting the weighted average number of shares of common stock outstanding to include the effect of contracts or securities exercisable (such as stock options) or which could be converted into common stock, if dilutive, using the treasury stock method.

Segment Reporting
Segment Reporting: While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Company-wide basis. Operating results are not reviewed by senior management to make resource allocation or performance decisions. Management has determined that the Company has a single operating segment, which is to provide consumer and commercial banking services to individuals and businesses located in Oconee County, South Carolina and to Stephens and Rabun Counties, Georgia and their surrounding counties and townships. The Company’s various products and services are those generally offered by community banks, and the allocation of resources is based on the overall performance of the Company versus individual regions, branches, products and services.

New accounting standards
New accounting standards:
In January 2014, the FASB issued Accounting Standard Update (“ASU”) 2014-14 “Receivables — Troubled Debt Restructurings by Creditors (Sub topic 310-04) Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans Upon Foreclosure.” The provisions of this ASU clarify when an insubstance foreclosure occurs and require a creditor to reclassify a collateralized consumer mortgage loan to real estate owned upon obtaining legal title to the real estate collateral, or a deed in lieu of foreclosure, or similar legal agreement that is voluntarily provided by the borrower to satisfy the loan. The ASU was effective for reporting periods beginning January 1, 2014. The provisions of ASU 2014-14 did not have a material impact on the Company’s financial position, results of operations, or liquidity.
In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers.” ASU 2014-09 provides guidance that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. ASU 2014-09 is effective for annual and interim periods beginning after December 15, 2016. The Company is currently evaluating the impact, if any, ASU 2014-09 will have on its financial position, results of operations, and its financial disclosures. On July 9, 2015, the FASB voted to defer the effective date of the pronouncement by one year. ASU 2014-09, as amended, is effective for annual periods, and interim periods within those years, beginning after December 15, 2017.
In February 2015, FASB issued ASU 2015-02 “Consolidation (Topic 810): Amendments to the Consolidation Analysis” which amends the consolidation requirements of ASU 810 by changing the consolidation analysis required under GAAP. The revised guidance amends the consolidation analysis based on certain fee arrangements or relationships to the reporting entity and, for limited partnerships, requires entities to consider the limited partner’s rights relative to the general partner. ASU 2015-02 is effective for annual and interim periods beginning after December 15, 2015. The Company is currently evaluating the impact, if any, ASU 2015-02 will have on its financial position, results of operations, and its financial disclosures.